Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2015
Financial Information By Segment

	Years Ended December 31,
	2015	2014	2013
Revenues:
Investment in ETP:
Revenues from external customers	$34,156	$55,475	$48,335
Intersegment revenues	136	—	—
	34,292	55,475	48,335
Investment in Sunoco LP:
Revenues from external customers	18,449	7,343	—
Intersegment revenues	11	—	—
	18,460	7,343	—
Investment in Lake Charles LNG:
Revenues from external customers	216	216	216

Adjustments and Eliminations:	(10,842)	(7,343)	(216)
Total revenues	$42,126	$55,691	$48,335

Costs of products sold:
Investment in ETP	$27,029	$48,414	$42,580
Investment in Sunoco LP	16,476	6,767	—
Adjustments and Eliminations	(9,496)	(6,767)	—
Total costs of products sold	$34,009	$48,414	$42,580

Depreciation, depletion and amortization:
Investment in ETP	$1,929	$1,669	$1,296
Investment in Sunoco LP	278	86	—
Investment in Lake Charles LNG	39	39	39
Corporate and Other	17	16	16
Adjustments and Eliminations	(184)	(86)	(38)
Total depreciation, depletion and amortization	$2,079	$1,724	$1,313

	Years Ended December 31,
	2015	2014	2013
Equity in earnings of unconsolidated affiliates:
Investment in ETP	$469	$332	$236
Adjustments and Eliminations	(193)	—	—
Total equity in earnings of unconsolidated affiliates	$276	$332	$236

	Years Ended December 31,
	2015	2014	2013
Segment Adjusted EBITDA:
Investment in ETP	$5,714	$5,710	$4,404
Investment in Sunoco LP	719	332	—
Investment in Lake Charles LNG	196	195	187
Corporate and Other	(104)	(97)	(43)
Adjustments and Eliminations	(590)	(300)	(181)
Total Segment Adjusted EBITDA	5,935	5,840	4,367
Depreciation, depletion and amortization	(2,079)	(1,724)	(1,313)
Interest expense, net of interest capitalized	(1,643)	(1,369)	(1,221)
Gain on sale of AmeriGas common units	—	177	87
Impairment losses	(339)	(370)	(689)
Gains (losses) on interest rate derivatives	(18)	(157)	53
Non-cash unit-based compensation expense	(91)	(82)	(61)
Unrealized gains (losses) on commodity risk management activities	(65)	116	48
Losses on extinguishments of debt	(43)	(25)	(162)
Inventory valuation adjustments	(249)	(473)	3
Adjusted EBITDA related to discontinued operations	—	(27)	(76)
Adjusted EBITDA related to unconsolidated affiliates	(713)	(748)	(727)
Equity in earnings of unconsolidated affiliates	276	332	236
Non-operating environmental remediation	—	—	(168)
Other, net	22	(73)	(2)
Income from continuing operations before income tax expense	$993	$1,417	$375

	December 31,
	2015	2014	2013
Total assets:
Investment in ETP	$65,173	$62,518	$49,900
Investment in Sunoco LP	8,842	8,773	—
Investment in Lake Charles LNG	1,369	1,210	1,338
Corporate and Other	638	1,119	720
Adjustments and Eliminations	(4,833)	(9,341)	(1,628)
Total	$71,189	$64,279	$50,330

	Years Ended December 31,
	2015	2014	2013
Additions to property, plant and equipment, net of contributions in aid of construction costs (accrual basis):
Investment in ETP	$8,167	$5,494	$3,327
Investment in Sunoco LP	491	154	—
Investment in Lake Charles LNG	1	1	2
Adjustments and Eliminations	(123)	(90)	13
Total	$8,536	$5,559	$3,342

	December 31,
	2015	2014	2013
Advances to and investments in affiliates:
Investment in ETP	$5,003	$3,760	$4,050
Adjustments and Eliminations	(1,541)	(101)	(36)
Total	$3,462	$3,659	$4,014
The following tables provide revenues, grouped by similar products and services, for our reportable segments. These amounts include intersegment revenues for transactions between ETP and Sunoco LP.
Investment in ETP

	Years Ended December 31,
	2015	2014	2013
Intrastate Transportation and Storage	$1,912	$2,645	$2,242
Interstate Transportation and Storage	1,008	1,057	1,270
Midstream	2,622	4,770	3,220
Liquids Transportation and Services	3,232	3,730	2,025
Investment in Sunoco Logistics	10,302	17,920	16,480
Retail Marketing	12,478	22,484	21,004
All Other	2,738	2,869	2,094
Total revenues	34,292	55,475	48,335
Less: Intersegment revenues	136	—	—
Revenues from external customers	$34,156	$55,475	$48,335
Investment in Sunoco LP

	Years Ended December 31,
	2015	2014	2013
Retail operations	$8,257	$3,095	$—
Wholesale operations	10,203	4,248	—
Total revenues	18,460	7,343	—
Less: Intersegment revenues	11	—	—
Revenues from external customers	$18,449	$7,343	$—
Investment in Lake Charles LNG
Lake Charles LNG’s revenues of $216 million, $216 million and $216 million for the years ended December 31, 2015, 2014 and 2013, respectively, were related to LNG terminalling.